Share based compensation (Details 2) - Stock Options Member	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Statement [Line Items]
Exercise price of exercisable Share options	$ 7.30	$ 100.01	$ 241.42
Exercise price 1045.20
Statement [Line Items]
Number of share options outstanding | shares			283			283
Weighted average remaining contractual life of outstanding share options			5 months 27 days
Number of share options exercisable in share-based payment arrangement			283			283
Exercise price of options outstanding						$ 1,045.20
Exercise price of exercisable Share options						$ 1,045.20
Exercise price 1162.79
Statement [Line Items]
Number of share options outstanding | shares			64			64
Weighted average remaining contractual life of outstanding share options			5 months 27 days
Number of share options exercisable in share-based payment arrangement			64			64
Exercise price of options outstanding						$ 1,162.79
Exercise price of exercisable Share options						$ 1,162.79
Exercise price 241.47
Statement [Line Items]
Number of share options outstanding | shares			6,439			6,439
Weighted average remaining contractual life of outstanding share options			1 year 6 months 7 days
Number of share options exercisable in share-based payment arrangement			6,404			6,404
Exercise price of options outstanding						$ 241.47
Exercise price of exercisable Share options						$ 241.42
Exercise price 154.39
Statement [Line Items]
Number of share options outstanding | shares	228			228
Weighted average remaining contractual life of outstanding share options	1 year 1 month 28 days
Number of share options exercisable in share-based payment arrangement	228			228
Exercise price of options outstanding				$ 154.39
Exercise price of exercisable Share options				$ 154.39
Exercise price 156.55
Statement [Line Items]
Number of share options outstanding | shares	228			228
Weighted average remaining contractual life of outstanding share options	1 year 2 months 23 days
Number of share options exercisable in share-based payment arrangement	228			228
Exercise price of options outstanding				$ 156.55
Exercise price of exercisable Share options				$ 156.55
Exercise price 5.60
Statement [Line Items]
Number of share options outstanding | shares	12,500			12,500
Weighted average remaining contractual life of outstanding share options	1 year 8 months 5 days
Number of share options exercisable in share-based payment arrangement	4,167			4,167
Exercise price of options outstanding				$ 5.60
Exercise price of exercisable Share options				$ 5.60
Exercise price 5.25
Statement [Line Items]
Number of share options outstanding | shares	42,456			42,456
Weighted average remaining contractual life of outstanding share options	1 year 8 months 19 days
Number of share options exercisable in share-based payment arrangement	34,123			34,123
Exercise price of options outstanding				$ 6.97
Exercise price of exercisable Share options				$ 7.30
Exercise price 84.50
Statement [Line Items]
Number of share options outstanding | shares		30,769	923		30,769	923
Weighted average remaining contractual life of outstanding share options		4 years 26 days	2 years 6 months 29 days
Number of share options exercisable in share-based payment arrangement		30,769	923		30,769	923
Exercise price of options outstanding					$ 84.50	$ 84.50
Exercise price of exercisable Share options					$ 84.50	$ 84.50
Exercise price 150.15
Statement [Line Items]
Number of share options outstanding | shares		231			231
Weighted average remaining contractual life of outstanding share options		2 years 1 month 28 days
Number of share options exercisable in share-based payment arrangement		231			231
Exercise price of options outstanding					$ 150.15
Exercise price of exercisable Share options					$ 150.15
Exercise price 146.25
Statement [Line Items]
Number of share options outstanding | shares		769	2,598		769	2,598
Weighted average remaining contractual life of outstanding share options		5 months 1 day	1 year 15 days
Number of share options exercisable in share-based payment arrangement		769	2,598		769	2,598
Exercise price of options outstanding					$ 146.25	$ 146.25
Exercise price of exercisable Share options					$ 146.25	$ 146.25
Exercise price 150.15 One
Statement [Line Items]
Number of share options outstanding | shares		231			231
Weighted average remaining contractual life of outstanding share options		2 years 2 months 23 days
Number of share options exercisable in share-based payment arrangement		231			231
Exercise price of options outstanding					$ 150.15
Exercise price of exercisable Share options					$ 150.15
Exercise price 159.25
Statement [Line Items]
Number of share options outstanding | shares		4,523			4,523
Weighted average remaining contractual life of outstanding share options		2 years 5 months 30 days
Number of share options exercisable in share-based payment arrangement		3,562			3,562
Exercise price of options outstanding					$ 159.25
Exercise price of exercisable Share options					$ 159.25
Exercise price 189.15
Statement [Line Items]
Number of share options outstanding | shares		79	79		79	79
Weighted average remaining contractual life of outstanding share options		2 years	3 years
Number of share options exercisable in share-based payment arrangement		79	79		79	79
Exercise price of options outstanding					$ 189.15	$ 189.15
Exercise price of exercisable Share options					$ 189.15	$ 189.15
Exercise price 243.75
Statement [Line Items]
Number of share options outstanding | shares		77	77		77	77
Weighted average remaining contractual life of outstanding share options		2 months 16 days	1 year 2 months 16 days
Number of share options exercisable in share-based payment arrangement		77	77		77	77
Exercise price of options outstanding					$ 243.75	$ 243.75
Exercise price of exercisable Share options					$ 243.75	$ 243.75
Exercise price 250.90
Statement [Line Items]
Number of share options outstanding | shares		77	77		77	77
Weighted average remaining contractual life of outstanding share options		2 years 10 months 10 days	3 years 10 months 10 days
Number of share options exercisable in share-based payment arrangement		58	42		58	42
Exercise price of options outstanding					$ 250.90	$ 250.90
Exercise price of exercisable Share options					$ 250.90	$ 250.90
Exercise price Exercise price 110.50
Statement [Line Items]
Number of share options outstanding | shares		1,046	1,592		1,046	1,592
Weighted average remaining contractual life of outstanding share options		1 year 10 months 13 days	2 years 2 months 16 days
Number of share options exercisable in share-based payment arrangement		1,046	1,592		1,046	1,592
Exercise price of options outstanding					$ 110.50	$ 110.50
Exercise price of exercisable Share options					$ 110.50	$ 110.50
Exercise price 3266.25
Statement [Line Items]
Number of share options outstanding | shares		54	55		54	55
Weighted average remaining contractual life of outstanding share options		3 months 11 days	1 year 3 months 11 days
Number of share options exercisable in share-based payment arrangement		53	55		53	55
Exercise price of options outstanding					$ 3,266.25	$ 3,266.25
Exercise price of exercisable Share options					$ 3,266.25	$ 3,266.25
Exercise price 101.59
Statement [Line Items]
Number of share options outstanding | shares		37,856			37,856
Weighted average remaining contractual life of outstanding share options		3 years 7 months 28 days
Number of share options exercisable in share-based payment arrangement		36,875			36,875
Exercise price of options outstanding					$ 101.59
Exercise price of exercisable Share options					$ 100.01
Exercise price 169.85
Statement [Line Items]
Number of share options outstanding | shares		195			195
Weighted average remaining contractual life of outstanding share options		5 months 27 days
Number of share options exercisable in share-based payment arrangement		195			195
Exercise price of options outstanding					$ 169.85
Exercise price of exercisable Share options					$ 169.85
Exercise price 352.76
Statement [Line Items]
Number of share options outstanding | shares			250			250
Weighted average remaining contractual life of outstanding share options			5 months 27 days
Number of share options exercisable in share-based payment arrangement			250			250
Exercise price of options outstanding						$ 352.76
Exercise price of exercisable Share options						$ 352.76
Exercise price 692.45
Statement [Line Items]
Number of share options outstanding | shares			57			57
Weighted average remaining contractual life of outstanding share options			5 months 27 days
Number of share options exercisable in share-based payment arrangement			57			57
Exercise price of options outstanding						$ 692.45
Exercise price of exercisable Share options						$ 692.45
Exercise price 849.23
Statement [Line Items]
Number of share options outstanding | shares			167			167
Weighted average remaining contractual life of outstanding share options			5 months 27 days
Number of share options exercisable in share-based payment arrangement			167			167
Exercise price of options outstanding						$ 849.23
Exercise price of exercisable Share options						$ 849.23
Exercise price 875.36
Statement [Line Items]
Number of share options outstanding | shares			22			22
Weighted average remaining contractual life of outstanding share options			5 months 27 days
Number of share options exercisable in share-based payment arrangement			22			22
Exercise price of options outstanding						$ 875.36
Exercise price of exercisable Share options						$ 875.36